SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.	Share Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years. On November 7, 2022 the Compensation Committee approved to extend the term of the Incentive Plan for an additional period of two years, expiring on December 9, 2024.

On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted shares.

The contractual term of the share options is generally no more than seven years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of share options or RSUs are identical to those of the other ordinary shares of the Company.

As of June 30, 2023, there were 1,010,167 ordinary shares reserved for future share-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based share options and RSU’s for the six months ended June 30, 2023:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	3,064,674	$1.39	59.70	$73,284
Granted	293,489	0.01	-	-
Exercised	(691,451)	2.72	-	22,228
Cancelled	(123,332)	0.11	-	-
Outstanding at June 30, 2023	2,543,380	$0.93	65.30	$75,649

Exercisable at June 30, 2023	348,455	$5.16	2.93	$8,889

Vested and expected to vest at June 30, 2023	2,786,069	$0.95	0.48	$149,576

The following table summarizes the activities for the Company’s performance-based share options and RSU’s for the six months ended June 30, 2023:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	592,511	$0.51	70.64	$14,690
Granted	112,500	0.01	-	-
Exercised	(175,644)	1.71	-	5,982
Cancelled	(21,901)	0.01	-	-
Outstanding at June 30, 2023	507,466	$0.01	77.00	$15,564

Exercisable at June 30, 2023	-	-	-	-

Vested and expected to vest at June 30, 2023	493,272	$0.01	-	$30,693

The performance-based share options’ vesting is contingent upon achieving specific financial targets of the Company, set at the grant date.